LOSS PER SHARE	6 Months Ended
Sep. 30, 2025
Profit or loss [abstract]
LOSS PER SHARE

NOTE 16. LOSS PER SHARE

Basic earnings per share (“EPS”) is calculated by dividing the net loss attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted EPS is calculated by dividing the net loss attributable to ordinary equity holders of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. Shares issuable under pre-funded warrants are considered outstanding for this purpose.

The calculation of Basic and Diluted EPS reflects the pre-funded warrants as outstanding shares.

The following table reflects the loss and share data used in the basic and diluted EPS calculations (in thousands, except per share amounts):

	Three Months Ended September 30,		Six Months Ended September 30,
	2025	2024	2025	2024
Numerator
Net loss attributable to owners of the Company	$(10,369)	$(1,360)	$(11,142)	$(3,016)
Denominator
Weighted average number of shares – Basic and Diluted	2,508	1,076	2,171	1,063
Basic and diluted loss per share	$(4.13)	$(1.26)	$(5.13)	$(2.84)

The inclusion of the Company’s share purchase warrants (other than pre-funded warrants, as described above), stock options and RSUs in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation. Consequently, there is no difference between basic loss per share and diluted loss per share for the three and six months ended September 30, 2025 and 2024. The following table reflects the Company’s outstanding securities by year that would have an anti-dilutive effect on loss per share and, accordingly, were excluded from the calculation.

	As of September 30,
	2025	2024
Warrants	481,581	481,581
Stock options	322,856	65,114
Restricted stock units	5,410	17,315